UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: November 30

Date of reporting period: November 30, 2024

Kingsbarn Tactical Bond ETF

ITEM 1.(a).    Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT november 30, 2024
Kingsbarn Tactical Bond ETF
TICKER: KDRN (Listed on the NYSE Arca, Inc.)

This annual shareholder report contains important information about the Kingsbarn Tactical Bond ETF for the period of December 1, 2023, to November 30, 2024. You can ﬁnd additional information about the Fund at www.kingsbarncapital.com/kingsbarn-etf/. You can also request this information by contacting us at (866) 788-7878.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kingsbarn Tactical Bond ETF	$99	0.95%

How did the Fund perform?

Kingsbarn Tactical Bond ETF (“the Fund”) returned 8.27% for the period of December 1, 2023, to November 30, 2024, vs Bloomberg Aggregate Bond Index which returned 6.87% for the same period. The Fund primarily invests in a portfolio of high-grade fixed-income securities, and its performance was boosted by Kingsbarn’s tactical duration positioning, which outperformed the benchmark.

What Factors Influenced Performance?

Kingsbarn generated significant alpha through opportunistic duration tilts throughout the year. The Fund’s portfolio duration exposure was tactically reduced in March, April, September, and October in response to strong economic growth and rising inflation expectations. These tactical duration positions were implemented using short Treasury futures, generating significant gains that offset losses in the fund’s core bond holdings caused by rising yields.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Kingsbarn Tactical Bond ETF - $10,313
Bloomberg US Aggregate Bond Index - $9,441
$12,000
$11,000
$10,000
$9,000
$8,000
12/20/21*
11/30/22
11/30/23
11/30/24

* Inception

Annual Performance
	1 year	Average Annual Total Return Since Inception (12/20/21)
Kingsbarn Tactical Bond ETF	8.27%	1.05%
Bloomberg US Aggregate Bond Index	6.87%	-1.93%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Kingsbarn Tactical Bond ETF Tailored Shareholder Report

Key Fund Statistics

(as of November 30, 2024)
Fund Net Assets (Thousands)	$1,189
Number of Holdings	5
Total Advisory Fee Paid	$16,228
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of November 30, 2024)

Sector Breakdown

Holdings
iShares iBoxx $ Investment Grade Corporate Bond ETF	19.53%
iShares MBS ETF	19.36%
iShares 0-3 Months Treasury Bond ETF	19.19%
iShares 7-10 Year Treasury Bond ETF	18.86%
iShares TIPS Bond ETF	14.38%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.kingsbarncapital.com/kingsbarn-etf/.

Kingsbarn Tactical Bond ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.        CODE OF ETHICS.

(a)      The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)      The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)      Not applicable.

(f)       The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,950 for 2024 and $15,950 for 2023.

(b)      Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2024 and $3,300 for 2023. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d)      All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2024 and $0 for 2023.

(e)(1)   Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)      NA

(c)      0%

(d)      NA

(f)       The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)      The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h)      Not applicable.

(i)       Not applicable.

(j)       Not applicable.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)      The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)      Not applicable.

ITEM 6.        INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Kingsbarn Tactical Bond ETF

(KDRN)

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the year ended November 30, 2024

KINGSBARN TACTICAL BOND ETF
Schedule of Investments	November 30, 2024
		Shares	Value
91.32%	EXCHANGE TRADED FUNDS

19.53%	CORPORATE
	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,100	$232,155

18.86%	GOVERNMENT
	iShares 7-10 Year Treasury Bond ETF	2,356	224,268

19.36%	MORTGAGE
	iShares MBS ETF	2,450	230,128

14.38%	INFLATION PROTECTED
	iShares TIPS Bond ETF	1,572	170,971

19.19%	ULTRA SHORT BOND
	iShares 0-3 Month Treasury Bond ETF	2,266	228,141

91.32%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $1,091,386)		1,085,663

91.32%	TOTAL INVESTMENTS
	(Cost: $1,091,386)		1,085,663
8.68%	Other assets, net of liabilities		103,174
100.00%	NET ASSETS		$1,188,837

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  November 30, 2024

KINGSBARN TACTICAL BOND ETF
Statement of Assets and Liabilities	November 30, 2024
ASSETS
Investments at value (cost of $1,091,386) (Note 1)	$1,085,663
Cash	51,005
Cash at Broker	53,086
TOTAL ASSETS	1,189,754
LIABILITIES
Accrued advisory fees	917
TOTAL LIABILITIES	917
NET ASSETS	$1,188,837
Net Assets Consist of:
Paid-in capital	$1,318,841
Distributable earnings (accumulated deficits)	(130,004)
Net Assets	$1,188,837
NET ASSET VALUE PER SHARE
Net Assets	$1,188,837
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	50,000
Net Asset Value and Offering Price Per Share	$23.78

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  NOVEMBER 30, 2024

KINGSBARN TACTICAL BOND ETF
Statement of Operations	For the Year Ended November 30, 2024
INVESTMENT INCOME
Dividend income	$47,155
Total investment income	47,155
EXPENSES
Advisory fees (Note 2)	16,228
Total expenses	16,228
Advisory fee waivers (Note 2)	(3,895)
Net expenses	12,333
Net investment income (loss)	34,822
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	11,522
Net realized gain (loss) on futures contracts	27,535
Net realized gain (loss) on investments and futures contracts	39,057
Net change in unrealized appreciation (depreciation) of investments	17,676
Net change in unrealized appreciation (depreciation) on futures contracts	4,156
Net change in unrealized appreciation (depreciation) of investments and futures contracts	21,832
Net realized and unrealized gain (loss)	60,889
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$95,711

(1)   Included realized gains (losses) as a result of in-kind transactions (Note 3).

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  November 30, 2024

KINGSBARN TACTICAL BOND ETF
Statements of Changes in Net Assets
	For the year ended November 30, 2024	For the year ended November 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$34,822	$30,567
Net realized gain (loss) on investments and futures contracts	39,057	(112,633)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	21,832	113,639
Increase (decrease) in net assets from operations	95,711	31,573
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(35,786)	(25,778)
Decrease in net assets from distributions	(35,786)	(25,778)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	573,349	3,378,416
Shares redeemed	(571,127)	(3,348,348)
Increase (decrease) in net assets from capital stock transactions	2,222	30,068
NET ASSETS
Increase (decrease) during year	62,147	35,863
Beginning of year	1,126,690	1,090,827
End of year	$1,188,837	$1,126,690

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  NOVEMBER 30, 2024

KINGSBARN TACTICAL BOND ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	For the year ended November 30, 2024		For the year ended November 30, 2023	December 20, 2021* through November 30, 2022
Net asset value, beginning of period	$22.53		$21.82	$25.00
Investment activities
Net investment income (loss)(1)	0.62		0.62	0.38
Net realized and unrealized gain (loss) on investments(2)	1.23		0.61	(3.22)
Total from investment activities	1.85		1.23	(2.84)
Distributions
Net investment income	(0.60)		(0.52)	(0.34)
Total distributions	(0.60)		(0.52)	(0.34)
Net asset value, end of period	$23.78		$22.53	$21.82
Total Return(3)	8.27%		5.69%	(11.28)%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.25%		1.25%	1.25%
Expenses, net of waiver (Note 2)	0.95%		0.95%	0.95%
Net investment income (loss)	2.68%		2.74%	1.76%
Portfolio turnover rate(5)	0.00	%(6)	92.42%	66.77%
Net assets, end of period (000’s)	$1,189		$1,127	$1,091

(1)   Per share amounts calculated using the average shares outstanding during the period.

(2)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)   Total return is for the period indicated and has not been annualized for periods less than one year.

(4)   Ratios to average net assets have been annualized.

(5)   Portfolio turnover rate excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

(6)   Ratio is zero due to the Fund not purchasing any long-term securities during the year.

*   Commencement of Operations.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  November 30, 2024

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements	November 30, 2024

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Kingsbarn Tactical Bond ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933. The Fund commenced operations on December 20, 2021.

The Fund’s objective is to maximize total return.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments are fair value. Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets Kingsbarn Capital Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

FINANCIAL STATEMENTS  |  NOVEMBER 30, 2024

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements - continued	November 30, 2024

Futures contracts are valued at the settlement price determined by the applicable US exchange on the date with respect to which the NAV is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS  |  NOVEMBER 30, 2024

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements - continued	November 30, 2024

The following is a summary of the level of inputs used to value the Fund’s investments as of November 30, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Exchange Traded Funds	$1,085,663	$—	$—	$1,085,663

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the year ended November 30, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date.

Cash

Cash, if any, consists of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash at Brokers and Due to Broker

Cash at broker is held as collateral. As of November 30, 2024, $53,086 of the Fund’s cash was deposited with a broker. During the year ended November 30, 2024, there were no amounts due to broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income, expenses and gains and losses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS  |  NOVEMBER 30, 2024

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements - continued	November 30, 2024

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended November 30, 2024, such reclassifications were as follows.

Paid-in capital	$11,170
Distributable earnings	(11,170)

The permanent difference reclassifications are attributable primarily to the tax treatment of in-kind redemptions.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

FINANCIAL STATEMENTS  |  NOVEMBER 30, 2024

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements - continued	November 30, 2024

Derivatives

The Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund may purchase derivative instruments or engage in transactions in derivative transactions, including futures contracts. The Advisor tactically manages the duration exposure of the Fund’s bond portfolio to generate excess returns. The management of the portfolio’s duration exposure is driven by a directional, short-term interest rate forecast by the Advisor which then drives the Advisor’s decisions to purchase or sell the 10-Year Treasury Futures for the Fund’s portfolio. The Fund is subject to the requirements of Rule 18f-4 under the 1940 Act and has adopted policies and procedures to manage risks concerning its use of derivatives. The Fund held no derivatives as of November 30, 2024.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is interest rate risk for the Fund for the year ended November 30, 2024 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Long Futures Contracts	$6,035	$4,156
Short Futures Contracts	21,500	—
	$27,535	$4,156

*   Statement of Operations location: Net realized gain (loss) on futures contracts.

**  Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.

FINANCIAL STATEMENTS  |  NOVEMBER 30, 2024

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements - continued	November 30, 2024

The following indicates the average monthly volume for the year ended November 30, 2024 is as follows:

Average monthly notional value of:
Derivative	Notional Value
Long Futures Contracts	$238,465
Short Futures Contracts	(249,032)

The futures contracts are exchange traded and do not require off-setting, therefore no additional disclosures regarding netting arrangements are required.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”).

FINANCIAL STATEMENTS  |  NOVEMBER 30, 2024

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements - continued	November 30, 2024

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of November 30, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
Kingsbarn Tactical Bond ETF	10,000	$250	$237,800

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

FINANCIAL STATEMENTS  |  NOVEMBER 30, 2024

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements - continued	November 30, 2024

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. In addition, the Advisor: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Trust’s Board of Trustees; and (iii) is responsible for oversight of the sub-advisor. For its services with respect to the Fund, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly, of 1.25% of the Fund’s daily net assets. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Fund, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The Advisor has contractually agreed to waive its advisory fee to an annual rate of 0.95% of the daily net assets of the Fund until March 31, 2025, and the Advisor may not terminate this arrangement prior to that date. The Advisor is not entitled to recover any previously waived fees.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. The Sub-Advisor was established in 2016 and is owned by Vident Capital Holdings, LLC. The Sub-assists the Advisor in providing day-to-day management of the Fund’s portfolios. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s daily net assets, at the annual rate of 0.045% on assets up to $250,000,000, 0.04% on assets from $250,000,000 to $500,000,000, and 0.035% on assets in excess of $500,000,000, subject to a minimum annual fee of $25,000. If the Advisor and Trust elect to have the Sub-Advisor manage the strategy through the use of individual bonds, rather than ETFs, once the Fund reaches $500,000,000 in assets the Sub-Advisor’s fee will be at an annual rate of 0.06% on assets up to $500,000,000 and 0.055% on assets in excess of $500,000,000, calculated daily and payable monthly as a percentage of the Fund’s daily net assets.

FINANCIAL STATEMENTS  |  NOVEMBER 30, 2024

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements - continued	November 30, 2024

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the daily net assets of the Fund, subject to a minimum fee plus out-of-pocket expenses. The Advisor pays these fees monthly.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions,

FINANCIAL STATEMENTS  |  NOVEMBER 30, 2024

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements - continued	November 30, 2024

LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

NOTE 3 – INVESTMENTS

There were no costs of purchases or proceeds from the sales of securities other than in-kind transactions and short-term notes during the year ended November 30, 2024.

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended November 30, 2024 were as follows:

Purchases	Sales	Realized Gains (Losses)
$534,150	$536,812	$11,170

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of the distributions paid were as follows:

	Year ended November 30, 2024	Year ended November 30, 2023
Distributions paid from:
Ordinary income	$35,786	$25,778

FINANCIAL STATEMENTS  |  NOVEMBER 30, 2024

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements - continued	November 30, 2024

As of November 30, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$4,528
Other accumulated losses	(128,809)
Net unrealized appreciation (depreciation) on investments and futures contracts	(5,723)
$(130,004)

As of November 30, 2024, the Fund had a capital loss carryforward of $128,809, of which $102,916 is considered short term and $25,893 is considered long term. These losses may be carried forward indefinitely. During the year ended November 30, 2024, the Fund utilized capital loss carryforwards of $32,042 to reduce its distributable earnings for tax purposes.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$1,091,386	$13,631	$(19,354)	$(5,723)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of at least 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should

FINANCIAL STATEMENTS  |  NOVEMBER 30, 2024

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements - continued	November 30, 2024

contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Year ended November 30, 2024	Year ended November 30, 2023
Shares sold	25,000	150,000
Shares redeemed	(25,000)	(150,000)
Net increase (decrease)	—	—

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Fund has made the following distribution to the shareholders of record:

Record Date	Ex-Dividend Date	Character	Amount
December 24, 2024	December 24, 2024	Net investment income	$13,731

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items that require disclosure.

FINANCIAL STATEMENTS  |  NOVEMBER 30, 2024

KINGSBARN TACTICAL BOND ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Kingsbarn Tactical Bond ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Kingsbarn Tactical Bond ETF (the “Fund”), a series of ETF Opportunities Trust as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended November 30, 2024 and 2023 and for the period December 20, 2021 (commencement of operations) through November 30, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended November 30, 2024 and 2023 and for the period December 20, 2021 (commencement of operations) through November 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

FINANCIAL STATEMENTS  |  NOVEMBER 30, 2024

KINGSBARN TACTICAL BOND ETF
Report of Independent Registered Public Accounting Firm - continued

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Kingsbarn Capital Management, LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 24, 2025

FINANCIAL STATEMENTS  |  NOVEMBER 30, 2024

KINGSBARN TACTICAL BOND ETF
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. A quorum of shareholders was not achieved and the Special Meeting was adjourned without action.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

For the period ended November 30, 2024, the Advisor paid the following remuneration to Trustees and Officers:

Trustee Compensation	Chief Compliance Officer’s Services
$9,447	$9,052

Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure below pertains to the investment advisory agreement and sub-advisory agreement approval by the Board of Trustees, and it pertains to all of the exchange-traded funds advised by Kingsbarn Capital Management, LLC, including the Kingsbarn Tactical Bond ETF, which is covered by this financial report.

At a meeting held on September 24-25, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Kingsbarn Advisory Agreement”) between the Trust and Kingsbarn Capital Management, Inc. (“Kingsbarn”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Kingsbarn and Vident Asset Management (“Vident”), with respect to the Kingsbarn Tactical Bond ETF (“KDRN”) and the Kingsbarn Dividend Opportunity ETF (“DVDN” and together with KDRN, the “Kingsbarn Funds”). The Board discussed the arrangements between Kingsbarn and the Trust and Kingsbarn and Vident with respect to the

FINANCIAL STATEMENTS  |  November 30, 2024

KINGSBARN TACTICAL BOND ETF
Supplemental Information (unaudited) - continued

Kingsbarn Funds. The Board discussed the arrangements between Kingsbarn and Vident with respect to certain trading activities in the Kingsbarn Funds. The Board reflected on its discussions with a representative from Kingsbarn earlier in the Meeting regarding the manner in which the Kingsbarn Funds are managed and the roles and responsibilities of Kingsbarn under the Kingsbarn Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Kingsbarn Advisory Agreements”).

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the Kingsbarn Advisory Agreements and the responses of Kingsbarn and Vident to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Kingsbarn and Vident to requests for information from Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for Kingsbarn and Vident, an expense comparison analysis for the Kingsbarn Funds and comparable mutual funds and ETFs, and the Kingsbarn Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Kingsbarn Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by Kingsbarn and Vident; (ii) the investment performance of the Kingsbarn Funds and Kingsbarn; (iii) the costs of the services to be provided and profits to be realized by Kingsbarn from the relationship with the Kingsbarn Funds; (iv) the extent to which economies of scale would be realized if the Kingsbarn Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Kingsbarn Advisory Agreements, including: (i) information regarding the services and support to be provided by Kingsbarn and Vident to the Kingsbarn Funds and their shareholders; (ii) presentations by management of Kingsbarn and Vident addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Kingsbarn Funds; (iii) information pertaining to the compliance structure of Kingsbarn and Vident; (iv) disclosure information contained in the Kingsbarn Funds’ registration statement and Kingsbarn’s and Vident’s Forms ADV and/or the policies and procedures of Kingsbarn and Vident; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board

FINANCIAL STATEMENTS  |  November 30, 2024

KINGSBARN TACTICAL BOND ETF
Supplemental Information (unaudited) - continued

in reviewing and approving the Kingsbarn Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Kingsbarn and Vident, including financial information, information on personnel and the services to be provided by Kingsbarn and Vident to the Kingsbarn Funds, each firm’s compliance program, information on any current legal matters, and other general information; (ii) expenses of the Kingsbarn Funds and comparative expense and performance information for other ETFs with strategies similar to the Kingsbarn Funds prepared by an independent third party; (iii) the anticipated effect of size on the Kingsbarn Funds’ performance and expenses; and (iv) benefits anticipated to be realized by Kingsbarn and Vident from its relationship with the Kingsbarn Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Kingsbarn Advisory Agreements, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Kingsbarn Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services provided by Kingsbarn and Vident.

In this regard, the Board considered the responsibilities of Kingsbarn and Vident under the Kingsbarn Advisory Agreements. The Board reviewed the services provided by Kingsbarn and Vident to the Kingsbarn Funds, including, without limitation, Kingsbarn’s process for formulating investment recommendations and the processes of Kingsbarn and Vident for assuring compliance with the Kingsbarn Funds’ investment objectives and limitations; the coordination of services by Kingsbarn and Vident for the Kingsbarn Funds among the service providers; and the anticipated efforts of Kingsbarn to promote the Kingsbarn Funds and grow their assets. The Board considered: the staffing, personnel, and methods of operating of Kingsbarn and Vident; the education and experience of their personnel; and information provided regarding their compliance programs, policies and procedures. The Board considered the methods to be utilized by Kingsbarn in supervising Vident as a sub-adviser to the Kingsbarn Funds and the relationship between Kingsbarn and Vident. After reviewing the foregoing and further information from Kingsbarn, the Board concluded that the quality, extent, and nature of the services provided by Kingsbarn and Vident was satisfactory and adequate for the Kingsbarn Funds.

FINANCIAL STATEMENTS  |  November 30, 2024

KINGSBARN TACTICAL BOND ETF
Supplemental Information (unaudited) - continued

The investment performance of the Kingsbarn Funds and Kingsbarn.

The Board reviewed KDRN’s performance. In considering KDRN’s investment performance, the Board reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), and compared the performance of KDRN with the performance of its benchmark index, the Bloomberg US Aggregate Bond Index (“Bloomberg Aggregate”), the funds in its Morningstar category, the Intermediate Core-Plus Bond category, (“Category”), and a peer group selected from its Category by Broadridge (“Peer Group”). The Board noted that KDRN ranked in the 4th quartile for performance and expenses relative to its Category for the1-year period ended July 31, 2024 but that KDRN underperformed the Bloomberg Aggregate during the same period.

Next, the Board reviewed DVDN’s performance, noting that DVDN commenced operation on November 2, 2023. In considering DVDN’s investment performance, the Board reviewed reports prepared by Broadridge, and compared the performance of DVDN with the performance of the funds in its Morningstar category, the Large Value category, (“Category”), and a peer group selected from its Category by Broadridge. The Board noted that DVDN ranked in the 4th quartile for performance and expenses relative to its Category and Peer Group for the period ended July 31, 2024, but was within the range of 90% of its Category.

After a detailed discussion of Kingsbarn Funds’ performance, the Board concluded that, in light of all the facts and circumstances, the Kingsbarn Funds’ performance was satisfactory.

The Trustees considered that Kingsbarn currently manages an unregistered fund with an investment strategy that is similar to the investment strategy that is currently utilized by DVDN.

The costs of services to be provided and profits to be realized by Kingsbarn and Vident from the relationship with the Kingsbarn Funds.

In this regard, the Board considered the financial condition of Kingsbarn and the level of commitment to the Kingsbarn Funds by Kingsbarn. The Board also considered the expenses of the Kingsbarn Funds, including the nature and frequency of advisory and sub-advisory fee payments. The Board noted the information on profitability provided by Kingsbarn and Vident. The Trustees considered the unitary fee structure proposed by Kingsbarn and Kingsbarn’s contractual agreement to waive a portion of its advisory fee for KDRN such that the net advisory fee (after the waiver) will be reduced from 1.25% to 0.95% of KDRN’s average daily net assets through March 31, 2025. The Trustees noted

FINANCIAL STATEMENTS  |  November 30, 2024

KINGSBARN TACTICAL BOND ETF
Supplemental Information (unaudited) - continued

that the Kingsbarn Funds’ gross and net expense ratios and gross and net advisory fees were each higher than the median of their respective Category and Peer Group. After further consideration, the Board concluded that the profitability and fees to be paid to Kingsbarn (who in turn will pay Vident) were within an acceptable range in light of the services to be rendered by Kingsbarn and Vident.

The extent to which economies of scale would be realized as the Kingsbarn Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Kingsbarn Funds’ investors.

The Trustees considered the advisory fee schedules of the Kingsbarn Funds and noted that the unitary fee structure limits the shareholders’ exposure to fee increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the Kingsbarn and Vident personnel assigned to the Kingsbarn Funds; the basis of decisions to buy or sell securities for the Kingsbarn Funds; the substance and administration of the Code of Ethics and other relevant policies of Kingsbarn and Vident. The Board also considered potential benefits for Kingsbarn and Vident in managing the Kingsbarn Funds. Following further consideration and discussion, the Board concluded that the standards and practices of Kingsbarn and Vident relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Kingsbarn and Vident from managing the Kingsbarn Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Kingsbarn Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the renewal of the Kingsbarn Advisory Agreements.

FINANCIAL STATEMENTS  |  November 30, 2024

ITEM 8.        CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.       REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.        STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.       CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.       RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.       EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 — Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 — Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant — Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: February 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: February 6, 2025
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: February 6, 2025

*   Print the name and title of each signing officer under his or her signature.